Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy, governance and reporting of cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity management framework to address both internal and external threats. This framework encompasses daily monitoring, incident response and regular review, and spans multiple security domains, including networks, hosts, and application layers. In day-to-day monitoring, we deploy a variety of technical solutions to collect real-time threat information in order to prevent and detect risks and vulnerabilities in cybersecurity. We currently utilize third-party operated tools to detect and control cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors plays an active role in monitoring cybersecurity risks, including in connection with data protection, and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. In addition to regular reports from each of the board’s committees, the board receives regular reports from our management, including our chief technology officer, on material cybersecurity risks and the degree of our exposure to those risks, from cyber-attacks to infrastructure vulnerabilities, including the risk of data breach. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors plays an active role in monitoring cybersecurity risks, including in connection with data protection, and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. In addition to regular reports from each of the board’s committees, the board receives regular reports from our management, including our chief technology officer, on material cybersecurity risks and the degree of our exposure to those risks, from cyber-attacks to infrastructure vulnerabilities, including the risk of data breach. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks.